INTANGIBLE ASSET (Schedule of Expected Amortization of Intangible Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net	$ 2,562,213	$ 3,126,601
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Year ending December 31,2015	491,054
2016	491,054
2017	491,054
2018	491,054
2019	491,054
Thereafter	106,943
Intangible asset, net	$ 2,562,213